SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Opening balance	$ 162	$ 173	$ 214
Provision for credit losses	100	0	3
Customers write-offs/collection during the year	0	0	(52)
Foreign currency translation adjustments	2	(9)	8
Closing balance	$ 264	$ 162	$ 173